COMMON STOCK (Details Narrative) - USD ($)									1 Months Ended	12 Months Ended		21 Months Ended
	Jul. 31, 2024	Jul. 01, 2024	Feb. 06, 2024	Jan. 26, 2024	Jan. 24, 2024	Jul. 20, 2023	Mar. 28, 2023	Feb. 10, 2023	Aug. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Mar. 25, 2025	Mar. 05, 2025	Feb. 11, 2025	Aug. 02, 2024	Aug. 01, 2024	Feb. 06, 2023	Feb. 05, 2023	Jan. 26, 2023
Subsidiary, Sale of Stock [Line Items]
Common stock, shares authorized										200,000,000	200,000,000	200,000,000						200,000,000	150,000,000
Common stock, par value										$ 0.001	$ 0.001	$ 0.001
Change in fair value of warrant liabilities										$ (1,346,000)	$ (629,000)
Stock issued during period value new issues										1,901,000	1,177,000
Proceeds from issuance of warrants	$ 1,862,000
Longterm warrant liability										$ 61,000	$ 1,651,000	$ 61,000
Securities Purchase Agreements [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued during period shares new issues									9,733
Stock issued during period value new issues									$ 11,000
Warrant Inducement Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Exercise Price per Share																	$ 1.25
Warrants modification value	$ 1,323,000
Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued during period shares new issues										949,574	360,943
Stock issued during period value new issues										$ 1,000
2022 Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Shares of common stock called by warrants											366,664
Exercise Price per Share																				$ 13.20
Change in fair value of warrant liabilities				$ 106,000
2022 Amended Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Exercise Price per Share										$ 4.13		$ 4.13
Change in fair value of warrant liabilities				$ 490,000
July Two Thousand Twenty Four Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued price per share		$ 1.53
August 2022 Warrants [Member] | Warrant Inducement Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Exercise Price per Share	$ 4.13
August 2022 Warrants [Member] | Common Stock [Member] | Warrant Inducement Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Shares of common stock called by warrants	311,111
January 2024 Warrants [Member] | Warrant Inducement Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Exercise Price per Share	$ 4.13
January 2024 Warrants [Member] | Common Stock [Member] | Warrant Inducement Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Shares of common stock called by warrants	1,400,000
August Two Thousand Twenty Four Warrants [Member] | Common Stock [Member] | Warrant Inducement Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Shares of common stock called by warrants	2,566,667
Warrants and rights outstanding, term	5 years
Chief Executive Officer [Member] | Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Share price					$ 4.13
Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued price per share															$ 1.47
Warrant price															0.125
Exercise Price per Share														$ 0.0225	$ 1.595
Placement Shares [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, par value								$ 0.001
Maximum aggregate offering price								$ 12,500,000
Placement fee percentage								3.00%
Stock issued during period shares new issues											35,552
Gross proceeds											$ 211,000
Offset of additional paid in capital											$ 134,000
LPC Purchase Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, par value							$ 0.001
Purchase Shares [Member]
Subsidiary, Sale of Stock [Line Items]
Maximum aggregate offering price							$ 10,000,000
2023 Equity Line of Credit Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued during period shares new issues										949,574	472,312	1,310,517
Gross proceeds										$ 1,900,000	$ 1,578,000	$ 3,078,000
Purchase agreement term							36 months
Maximum number of shares per purchase							6,667
Stock issuance expenses										326,000
Common stock issued for entering into 2023 Equity Line of Credit Agreement										258,000
Legal expenses										249,000	$ 41,000
2023 Equity Line of Credit Agreement [Member] | Lincoln Park Capital Fund [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued during period shares new issues											47,733
Stock transaction costs										30,000
2023 Equity Line of Credit Agreement [Member] | Maximum [Member]
Subsidiary, Sale of Stock [Line Items]
Maximum number of shares per purchase							$ 1,000,000
2023 Equity Line of Credit Agreement [Member] | Maximum [Member] | Lincoln Park Capital Fund [Member] | Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Remaining value of shares to be sold under the agreement													$ 1,700,000
2023 Equity Line of Credit Agreement [Member] | Minimum Share Purchase Stock Price Range One [Member]
Subsidiary, Sale of Stock [Line Items]
Maximum number of shares per purchase							13,333
Share price							$ 7.50
2023 Equity Line of Credit Agreement [Member] | Minimum Share Purchase Stock Price Range Two [Member]
Subsidiary, Sale of Stock [Line Items]
Maximum number of shares per purchase							16,666
Share price							$ 11.25
2023 Equity Line of Credit Agreement [Member] | Minimum Share Purchase Stock Price Range Three [Member]
Subsidiary, Sale of Stock [Line Items]
Maximum number of shares per purchase							20,000
Share price							$ 15.00
Purchase Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, par value					$ 0.001	$ 0.001
Stock issued during period shares new issues		1,248,529			1,371,000	1,694,820
Gross proceeds					$ 5,563,000	$ 4,700,000
Payments of stock issuance costs		$ 72,000			$ 733,000	$ 597,000
Shares issued price per share					$ 0.0001
Proceeds from issuance of private placement		$ 1,909,000
Purchase Agreement [Member] | Pre Funded Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Shares of common stock called by warrants					200,000
Exercise Price per Share					$ 0.0001
Warrant restriction, threshold common stock held, percent					9.99%
Proceeds from Warrant Exercises			$ 20
Purchase Agreement [Member] | Purchase Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Shares of common stock called by warrants					1,571,000
Warrant price					$ 0.125
Purchase Agreement [Member] | July Two Thousand Twenty Four Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Exercise Price per Share		$ 2.25
Purchase Agreement [Member] | Investors [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued during period shares new issues					1,368,600	1,650,473
Share price					$ 3.50	$ 2.75
Purchase Agreement [Member] | Directors And Executive Officers [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued during period shares new issues						44,347
Share price						$ 3.98
Purchase Agreement [Member] | Chief Executive Officer [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued during period shares new issues					2,400
Shares issued price per share					$ 4.255
Purchase Agreement [Member] | Alliance Global Partners [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued during period shares new issues						182,447
Legal expenses					$ 75,000	$ 75,000
Placement agent cash fee paid					7.00%	7.00%
Non-accountable expense allowance					$ 30,000	$ 30,000
Placement agent cash fee					3.50%
Purchase Agreement [Member] | Alliance Global Partners [Member] | Directors And Executive Officers [Member]
Subsidiary, Sale of Stock [Line Items]
Placement agent cash fee paid						3.50%
At The Market Offering Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Gross proceeds											$ 202,000
Payments of stock issuance costs											$ 134,000
At The Market Offering Agreement [Member] | HC Wainwright Co [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued during period shares new issues										1,073,050
Gross proceeds										$ 903,000
Stock issuance expenses										$ 240,000
Common stock maximum aggregate sales price																$ 4,450,000
Percentage of commission rate equal to gross proceeds from sale of shares																3.00%